Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund Participant)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.35%	13.57%	13.80%	13.57%
Five Years	16.53%	none	17.93%	16.74%
Since Inception	9.15%		10.00%	9.33%